Restricted Net Assets (Tables) - Parent Company	12 Months Ended
Jun. 30, 2023
Schedule of Balance Sheets

Balance Sheets

(In thousands, except for share and per share data, or otherwise stated)

	As of June 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)

Assets
Investments in subsidiaries and VIEs	968,313	1,111,691	153,850
Total Assets	968,313	1,111,691	153,850
Liabilities and Equity

Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000 shares as of June 30, 2022 and 2023, respectively)	36	36	5
Additional paid-in capital	510,390	515,665	71,364
Accumulated gain	449,429	579,310	80,172
Accumulated other comprehensive income	8,458	16,680	2,309
Total equity	968,313	1,111,691	153,850

Total Liabilities and Equity	968,313	1,111,691	153,850

Schedule of Statements of Operations

Statements of Operations

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Share of income from subsidiaries and VIEs	207,657	235,869	129,881	18,707
Net income	207,657	235,869	129,881	18,707

Schedule of Statements of Cash Flows

Statements of Cash Flows

(In thousands, except for share and per share data, or otherwise stated)

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Interest income	—	791	93	13
Cash flows from operating activities	—	791	93	13
Investment in subsidiaries	(180,677)	—	—	—
Cash flows from investing activities	(180,677)	—	—	—
Proceeds from issuance of ordinary shares from IPO	180,677	—	—	—
Cash flows from financing activities	180,677	—	—	—
Effect of exchange rate changes	—	—	64	—
Net change in cash and cash equivalents	—	791	157	13
Cash and cash equivalents at beginning of the year	—	—	791	118
Cash and cash equivalents at end of the year	—	791	948	131